Dividend Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Dividends paid - aggregate	$ 15,851	$ 16,170
Installment 4 - FY 2015
Dividends Payable, Date Declared	Feb. 04, 2016
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,928
Dividends Payable, Date to be Paid	Mar. 23, 2016
Dividends paid to common stockholders	$ 7,544
Dividends Payable, Date of Record	Mar. 17, 2016
Installment 1 - FY 2016
Dividends Payable, Date Declared	May 11, 2016
Dividends per share	$ 0.05
Dividends paid - aggregate	$ 7,923
Dividends Payable, Date to be Paid	Jun. 22, 2016
Dividends paid to common stockholders	$ 7,539
Dividends Payable, Date of Record	Jun. 17, 2016
Series C Preferred Stock
Preferred stock shares outstanding	1,000		1,000
Navios Holdings | Series C Preferred Stock | Installment 4 - FY 2015
Dividends paid to preferred stockholders	$ 384
Navios Holdings | Series C Preferred Stock | Installment 1 - FY 2016
Dividends paid to preferred stockholders	$ 384